Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Loss for the year	£ (18,997)	£ (27,632)	£ (32,021)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	15	(41)	61
Other comprehensive income (expense) for the year	15	(41)	61
Total comprehensive loss for the year	(18,982)	(27,673)	(31,960)
Attributable to:
Equity holders of the Company	£ (18,982)	£ (27,673)	£ (31,960)